DEBT - U.S Government Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Apr. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Face amount	$ 3,450		$ 1,700	$ 965
PPP promissory note
Debt Instrument [Line Items]
Face amount		$ 1,700	$ 1,200
Bearing interest rate		1.00%	1.00%
Gain on forgiveness of the PPP Loan	$ 1,200